Guarantor/Non-Guarantor Subsidiary Financial Information (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Guaranor Non-guarantor Subsidiary Financial Information Disclosure [Line Items]
Subsidiary Guarantors, Ownership Percentage	100.00%
Intercompany accounts payable (receivable)	$ 0	$ 0
QVC, Inc. shareholder's equity	6,222	6,690
Net revenue	8,623	8,516	8,268
Cost of goods sold	5,465	5,419	5,278
Operating	740	715	744
Net Income (Loss) Attributable to Noncontrolling Interest	45	63	52
Net cash provided by operating activities	973	1,206	818
Net Cash Provided by (Used in) Investing Activities	(270)	(344)	(256)
Net Cash Provided by (Used in) Financing Activities	(763)	(862)	(627)
Parent Company
Guaranor Non-guarantor Subsidiary Financial Information Disclosure [Line Items]
Intercompany accounts payable (receivable)	1,019	829
QVC, Inc. shareholder's equity	6,222	6,690
Net revenue	5,914	5,653	5,485
Cost of goods sold	3,804	3,644	3,507
Operating	168	140	166
Net Income (Loss) Attributable to Noncontrolling Interest	45	63	52
Net cash provided by operating activities	379	462	225
Net Cash Provided by (Used in) Investing Activities	263	366	271
Net Cash Provided by (Used in) Financing Activities	(639)	(756)	(537)
Parent Company | Adjustment
Guaranor Non-guarantor Subsidiary Financial Information Disclosure [Line Items]
Intercompany accounts payable (receivable)		1,055
Net revenue		231	199
Cost of goods sold		69	73
Operating		33	25
Net Income (Loss) Attributable to Noncontrolling Interest		63	52
Net cash provided by operating activities		156	103
Net Cash Provided by (Used in) Investing Activities		101	37
Net Cash Provided by (Used in) Financing Activities		55	140
Guarantor Subsidiaries
Guaranor Non-guarantor Subsidiary Financial Information Disclosure [Line Items]
Intercompany accounts payable (receivable)	(879)	(816)
QVC, Inc. shareholder's equity	4,248	4,466
Net revenue	841	819	790
Cost of goods sold	107	116	120
Operating	214	206	201
Net Income (Loss) Attributable to Noncontrolling Interest	0	0	0
Net cash provided by operating activities	389	412	380
Net Cash Provided by (Used in) Investing Activities	213	259	180
Net Cash Provided by (Used in) Financing Activities	(634)	(729)	(497)
Guarantor Subsidiaries | Adjustment
Guaranor Non-guarantor Subsidiary Financial Information Disclosure [Line Items]
QVC, Inc. shareholder's equity		405
Net Cash Provided by (Used in) Investing Activities		49
Net Cash Provided by (Used in) Financing Activities		48
Non-Guarantor Subsidiaries
Guaranor Non-guarantor Subsidiary Financial Information Disclosure [Line Items]
Intercompany accounts payable (receivable)	(140)	(13)
QVC, Inc. shareholder's equity	2,274	2,216
Net revenue	2,914	3,078	2,988
Cost of goods sold	1,831	1,941	1,906
Operating	358	369	377
Net Income (Loss) Attributable to Noncontrolling Interest	45	63	52
Net cash provided by operating activities	205	332	213
Net Cash Provided by (Used in) Investing Activities	(101)	(261)	(169)
Net Cash Provided by (Used in) Financing Activities	(135)	(85)	(131)
Non-Guarantor Subsidiaries | Adjustment
Guaranor Non-guarantor Subsidiary Financial Information Disclosure [Line Items]
Intercompany accounts payable (receivable)		650
QVC, Inc. shareholder's equity		650
Net Cash Provided by (Used in) Financing Activities		$ 152	$ 106